17 COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Years ending December 31, (amounts in thousands)
2017	$ 68,360	$ 251,512
2018	189,428	112,901
2019	123,083	79,478
2020	70,333	18,754
2021	7,371
Total	$ 458,575	$ 462,645